Major Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Major Customer [Abstract]
MAJOR CUSTOMERS
Q.	MAJOR CUSTOMERs:

For the nine months ended September 30, 2021, the Company had no major customers.

For the nine months ended September 30, 2020, the Company had two major customers to which sales accounted for approximately 44% of the Company’s revenues. The Company had accounts receivable from these customers amounting to 28% of the total accounts receivable balance.

Q.	MAJOR CUSTOMERs:

For the year ended December 31, 2020, the Company had one major customer to which sales accounted for approximately 14% of the Company’s revenues. The Company had no accounts receivable from the customers.

For the year ended December 31, 2019, the Company had two major customers to which sales accounted for approximately 23% of the Company’s revenues. The Company had accounts receivable from these customers amounting to 22% of the total accounts receivable balance.